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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                      December 31

Date of reporting period:                             March 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 95.3%
		Aerospace/Defense: 1.8%
1,025,900	L	Boeing Co.	$59,974,114
			59,974,114
		Agriculture: 3.0%
1,547,800		Altria Group, Inc.	101,210,642
			101,210,642
		Banks: 6.2%
1,181,300		Bank of America Corp.	52,095,330
473,900	L	City National Corp.	33,087,698
602,520		Northern Trust Corp.	26,173,469
1,277,078		U.S. Bancorp	36,805,388
964,700	L	Wells Fargo & Co.	57,689,060
			205,850,945
		Beverages: 1.4%
851,800		PepsiCo, Inc.	45,170,954
			45,170,954
		Biotechnology: 1.0%
550,900	@	Amgen, Inc.	32,067,889
			32,067,889
		Building Materials: 1.0%
718,800		American Standard Cos., Inc.	33,409,824
			33,409,824
		Chemicals: 0.6%
398,700		Dow Chemical Co.	19,875,195
			19,875,195
		Cosmetics/Personal Care: 1.4%
904,000	L	Procter & Gamble Co.	47,912,000
			47,912,000
		Diversified Financial Services: 9.1%
483,100	L	Capital One Financial Corp.	36,121,387
2,105,100		Citigroup, Inc.	94,603,193
1,410,206	L	Countrywide Financial Corp.	45,775,287
408,000	L	Fannie Mae	22,215,600
371,800	L	Goldman Sachs Group, Inc.	40,894,282
347,500		Lehman Brothers Holdings, Inc.	32,720,600
566,305		Morgan Stanley	32,420,961
			304,751,310
		Electric: 1.4%
6,013,800	@, L	Calpine Corp.	16,838,640
401,900		Entergy Corp.	28,398,254
			45,236,894

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electronics: 2.7%
823,475	@	Agilent Technologies, Inc.	18,281,145
2,516,900	@, L	Jabil Circuit, Inc.	71,781,988
			90,063,133
		Engineering and Construction: 0.5%
312,454	@, L	Jacobs Engineering Group, Inc.	16,222,612
			16,222,612
		Entertainment: 1.1%
648,600	@	DreamWorks Animation SKG, Inc.	26,404,506
471,800	L	Regal Entertainment Group	9,921,954
			36,326,460
		Environmental Control: 0.7%
526,819	@, L	Stericycle, Inc.	23,285,400
			23,285,400
		Hand/Machine Tools: 1.2%
881,800		Stanley Works	39,919,086
			39,919,086
		Healthcare-Products: 4.0%
1,141,700		Baxter Intl., Inc.	38,794,966
1,400,700		Johnson & Johnson	94,071,012
			132,865,978
		Healthcare-Services: 0.6%
259,200		Aetna, Inc.	19,427,040
			19,427,040
		Housewares: 0.3%
395,000	L	Newell Rubbermaid, Inc.	8,666,300
			8,666,300
		Insurance: 3.0%
692,800	L	Allstate Corp.	37,452,768
763,400		American Intl. Group, Inc.	42,299,994
299,300	L	Hartford Financial Services Group, Inc.	20,520,008
			100,272,770
		Internet: 1.3%
1,151,000	@	eBay, Inc.	42,886,260
			42,886,260
		Investment Companies: 1.1%
775,000	L	Consumer Staples Select Sector SPDR Fund	17,840,500
668,100	L	Materials Select Sector SPDR Fund	20,149,896
			37,990,396
		Leisure Time: 1.2%
855,600	L	Royal Caribbean Cruises Ltd.	38,236,764
			38,236,764
		Lodging: 1.3%
1,920,359		Hilton Hotels Corp.	42,920,024
			42,920,024

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 3.8%
682,300	@, L	Cablevision Systems Corp.	19,138,515
3,024,600	@	Time Warner, Inc.	53,081,730
1,093,965		Viacom, Inc.	38,102,801
500,000		Walt Disney Co.	14,365,000
			124,688,046
		Mining: 0.4%
491,740		Alcoa, Inc.	14,943,979
			14,943,979
		Miscellaneous Manufacturing: 7.8%
726,700	L	Danaher Corp.	38,813,047
3,877,400	S	General Electric Co.	139,819,043
2,400,900	@@	Tyco Intl. Ltd.	81,150,420
			259,782,510
		Oil and Gas: 7.5%
160,000	L	Anadarko Petroleum Corp.	12,176,000
989,200	L	ENSCO Intl., Inc.	37,253,272
822,300		EOG Resources, Inc.	40,078,902
1,819,800		Exxon Mobil Corp.	108,460,079
587,100	@, L	Plains Exploration & Production Co.	20,489,790
918,533		XTO Energy, Inc.	30,164,624
			248,622,667
		Oil and Gas Services: 2.2%
783,000		Halliburton Co.	33,864,750
578,500	L	Schlumberger Ltd.	40,772,680
			74,637,430
		Pharmaceuticals: 6.1%
597,900	@	Gilead Sciences, Inc.	21,404,820
3,068,800		Pfizer, Inc.	80,617,376
1,423,700	@@, L	Teva Pharmaceutical Industries Ltd. ADR	44,134,700
372,782	@, L	Watson Pharmaceuticals, Inc.	11,455,591
1,107,500		Wyeth	46,714,350
			204,326,837
		Retail: 4.7%
354,378		CVS Corp.	18,647,370
1,633,900		Gap, Inc.	35,684,376
684,100		Home Depot, Inc.	26,159,984
95,999	@	Sears Holdings Corp.	12,784,154
559,500	L	Tiffany & Co.	19,313,940
860,100		Wal-Mart Stores, Inc.	43,099,611
			155,689,435
		Semiconductors: 4.0%
1,413,400		Intel Corp.	32,833,282
1,217,600	L	Maxim Integrated Products, Inc.	49,763,312
4,637,500	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	39,326,000
438,400	L	Texas Instruments, Inc.	11,174,816
			133,097,410
		Software: 6.8%
1,740,902	@, L	Activision, Inc.	25,765,345
529,500	@, @@, L	Business Objects SA ADR	14,238,255
1,818,800	L	Computer Associates Intl., Inc.	49,289,480

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares				Value

662,000		First Data Corp.		26,023,220
4,514,500		Microsoft Corp.		109,115,465
				224,431,765
		Telecommunications: 6.1%
3,161,600	@	Cisco Systems, Inc.		56,561,024
2,080,700		Motorola, Inc.		31,148,079
1,119,500		QUALCOMM, Inc.		41,029,675
807,617		SBC Communications, Inc.		19,132,447
1,780,800	L	Sprint Corp.		40,513,200
416,000		Verizon Communications, Inc.		14,768,000
				203,152,425
		Total Long-Term Investments
		(Cost $2,887,582,888)		3,167,914,494

Principal Amount				Value

SHORT-TERM INVESTMENTS: 9.3%
		Commercial Paper: 1.2%
$13,382,000	S	Black and Decker, 2.900%, due 04/01/05		$13,380,922
26,200,000	S	Viacom, Inc., 2.890%, due 04/01/05		26,197,897

		Total Commercial Paper
		(Cost $39,582,000)		39,578,819

		Repurchase Agreement: 2.6%
86,651,000	S

Goldman Sachs Repurchase Agreement dated 03/31/05, 2.830%, due 04/01/05, $86,657,812 to be received upon repurchase (Collateralized by $88,910,000 Various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $88,384,572, due 12/15/05 – 11/15/30)

				86,651,000

		Total Repurchase Agreement
		(Cost $86,651,000)		86,651,000

		Securities Lending CollateralCC: 5.5%
183,503,165		The Bank of New York Institutional Cash Reserves Fund		183,012,412

		Total Securities Lending Collateral
		(Cost $183,012,412)		183,012,412

		Total Short-Term Investments
		(Cost $309,245,412)		309,242,231

		Total Investments In Securities
		(Cost $3,196,828,300)*	104.6%	$3,477,156,725
		Other Assets and Liabilities—Net	(4.6)	(152,841,233)
		Net Assets	100.0%	$3,324,315,492

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at March 31, 2005.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $3,220,397,375

PORTFOLIO OF INVESTMENTS

ING VP Growth and Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount		Value

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$322,027,296
	Gross Unrealized Depreciation	(65,267,946)
	Net Unrealized Appreciation	$256,759,350

Information concerning open futures contracts at March 31, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Loss
S&P 500 Future	465	$137,628,375	06/16/2005	$(2,120,322)

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Funds

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2005